Business Combinations - Summary of Post Acquisition Impact (Detail) - Post acquisition impact [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Revenue	€ 1,228	€ 532	€ 101
Profit/(loss) before tax for the financial year	144	€ (2)	€ 1
Ash Grove Cement Company [member]
Disclosure of detailed information about business combination [line items]
Revenue	633
Profit/(loss) before tax for the financial year	119
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Revenue	595
Profit/(loss) before tax for the financial year	€ 25